                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5769

                         Van Kampen High Income Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN HIGH INCOME TRUST II
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)   DESCRIPTION                                                 COUPON      MATURITY             VALUE
----------------------------------------------------------------------------------------------------------
        CORPORATE BONDS  163.7%
        AEROSPACE  2.8%
$ 1,005 Hexcel Corp. .......................................         6.750%     02/01/15      $    997,798
  1,175 K & F Acquisition, Inc. ............................         7.750      11/15/14         1,254,313
                                                                                              ------------
                                                                                                 2,252,111
                                                                                              ------------
        BROADCASTING   2.9%
    835 LIN Television Corp. ...............................         6.500      05/15/13           821,431
    335 LIN Television Corp. Ser B .........................         6.500      05/15/13           329,556
    515 Salem Communications Corp. .........................         7.750      12/15/10           527,875
    655 Umbrella Acquisition,
           Inc. (a)(b) .....................................         9.750      03/15/15           655,819
                                                                                              ------------
                                                                                                 2,334,681
                                                                                              ------------
        CABLE  7.1%
  1,175 Cablevision Systems Corp. (c) ......................         9.870      04/01/09         1,251,375
    410 CCH I LLC ..........................................        11.000      10/01/15           427,425
    495 Echostar DBS Corp. .................................         5.750      10/01/08           496,856
  1,740 Echostar DBS Corp. .................................         6.375      10/01/11         1,755,225
    785 Echostar DBS Corp. .................................         6.625      10/01/14           791,869
     80 Intelsat Subsidiary Holding Co.
           Ltd. (Bermuda) ..................................         8.250      01/15/13            83,800
    145 NTL Cable PLC (United Kingdom) .....................         8.750      04/15/14           151,525
    100 NTL Cable PLC (United Kingdom) .....................         9.125      08/15/16           106,000
    693 PanAmSat Corp. .....................................         9.000      08/15/14           753,638
                                                                                              ------------
                                                                                                 5,817,713
                                                                                              ------------
        CHEMICALS  12.5%
  1,070 Equistar Chemicals, LP .............................        10.125      09/01/08         1,131,525
    600 Equistar Chemicals, LP .............................        10.625      05/01/11           636,000
    740 Innophos, Inc. .....................................         8.875      08/15/14           769,600
    380 Koppers, Inc. ......................................         9.875      10/15/13           414,200
  1,350 Lyondell Chemical Co. ..............................        10.500      06/01/13         1,485,000
    905 Millennium America, Inc. ...........................         9.250      06/15/08           943,463
  1,450 Nalco Co. ..........................................         7.750      11/15/11         1,493,500


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

  1,140 RBS Global, Inc. & Rexnord
           Corp ............................................         9.500      08/01/14         1,191,300
    762 Rockwood Specialties Group,
           Inc .............................................        10.625      05/15/11           807,720
    750 Terra Capital, Inc. (b) ............................         7.000      02/01/17           750,000
    610 Westlake Chemical Corp. ............................         6.625      01/15/16           597,800
                                                                                              ------------
                                                                                                10,220,108
                                                                                              ------------
        CONSUMER PRODUCTS  2.7%
    915 Jarden Corp. .......................................         7.500      05/01/17           928,725
    565 Oxford Industrials, Inc. ...........................         8.875      06/01/11           587,600
    740 Steinway Musical Instruments,
           Inc. (b) ........................................         7.000      03/01/14           732,600
                                                                                              ------------
                                                                                                 2,248,925
                                                                                              ------------
        DIVERSIFIED MEDIA  5.9%
  1,425 CanWest Media, Inc. (Canada) .......................         8.000      09/15/12         1,482,000
    685 Dex Media West LLC, Ser B ..........................         9.875      08/15/13           750,931
  1,095 Idearc, Inc. (b) ...................................         8.000      11/15/16         1,131,956
    515 Interpublic Group of Cos., Inc. ....................         6.250      11/15/14           486,675
    985 Valassis Communications,
           Inc. (b) ........................................         8.250      03/01/15           972,688
                                                                                              ------------
                                                                                                 4,824,250
                                                                                              ------------
        ENERGY  16.5%
  1,440 CHC Helicopter Corp. (Canada) ......................         7.375      05/01/14         1,407,600
  1,825 Chesapeake Energy Corp. ............................         6.625      01/15/16         1,847,812
    350 Chesapeake Energy Corp. ............................         7.500      09/15/13           367,500
    525 Compagnie Generale de
           Geophysique, SA (France) ........................         7.500      05/15/15           543,375
  1,500 Frontier Oil Corp. .................................         6.625      10/01/11         1,503,750
    160 Hanover Compressor Co. .............................         8.625      12/15/10           168,800
    670 Hanover Compressor Co. .............................         9.000      06/01/14           728,625
    288 Hanover Equipment Trust, Ser A .....................         8.500      09/01/08           290,880
    280 Hanover Equipment Trust, Ser B .....................         8.750      09/01/11           292,600


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

  1,570 Hilcorp Energy/Finance Corp. (b) ...................         7.750      11/01/15         1,550,375
  1,100 Kinder Morgan, Inc. ................................         6.500      09/01/12         1,123,228
    328 Magnum Hunter Resources, Inc. ......................         9.600      03/15/12           344,400
  1,310 Massey Energy Co. ..................................         6.875      12/15/13         1,249,412
    620 OPTI Canada, Inc. (Canada) (b) .....................         8.250      12/15/14           647,900
    650 Pacific Energy Partners ............................         7.125      06/15/14           679,542
    750 Pogo Producing Co. .................................         6.875      10/01/17           735,000
                                                                                              ------------
                                                                                                13,480,799
                                                                                              ------------
        FINANCIAL  2.7%
  1,455 Residential Capital LLC ............................         6.375      06/30/10         1,455,659
    714 UCAR Finance, Inc. .................................        10.250      02/15/12           753,270
                                                                                              ------------
                                                                                                 2,208,929
                                                                                              ------------
        FOOD & DRUG  1.6%
  1,200 Delhaize America, Inc. .............................         8.125      04/15/11         1,318,597
                                                                                              ------------

        FOOD & TOBACCO  11.9%
  1,300 Constellation Brands, Inc. .........................         8.000      02/15/08         1,325,866
    595 Michael Foods, Inc. ................................         8.000      11/15/13           606,900
    930 Pilgrim's Pride Corp. ..............................         7.625      05/01/15           932,325
  2,205 Pilgrim's Pride Corp. ..............................         9.625      09/15/11         2,304,225
    725 Reynolds American, Inc. ............................         6.500      07/15/10           747,113
    380 Smithfield Foods, Inc. .............................         7.625      02/15/08           385,700
  1,810 Smithfield Foods, Inc. Ser B .......................         8.000      10/15/09         1,895,975
  1,500 Tyson Foods, Inc. ..................................         6.850      04/01/16         1,563,468
                                                                                              ------------
                                                                                                 9,761,572
                                                                                              ------------
        FOREST PRODUCTS  7.0%
  1,270 Crown Americas LLC .................................         7.625      11/15/13         1,312,863
    850 Georgia-Pacific Corp. (b) ..........................         7.125      01/15/17           856,375
  1,000 Graphic Packaging International,
           Inc .............................................         9.500      08/15/13         1,068,750
  2,083 Owens-Brockway Glass
           Containers, Inc. ................................         8.875      02/15/09         2,135,075


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

    320 P.H. Glatfelter Co. ................................         7.125      05/01/16           326,400
                                                                                              ------------
                                                                                                 5,699,463
                                                                                              ------------
        GAMING & LEISURE  14.6%
    750 Caesars Entertainment, Inc. ........................         8.875      09/15/08           783,750
    965 Host Marriott LP ...................................         6.375      03/15/15           962,587
  1,135 Host Marriott LP ...................................         7.125      11/01/13         1,166,212
  1,475 Isle of Capri Casinos, Inc. ........................         7.000      03/01/14         1,452,875
  1,370 Las Vegas Sands Corp. ..............................         6.375      02/15/15         1,315,200
  2,900 MGM Mirage, Inc. ...................................         6.000      10/01/09         2,918,125
  1,510 Mohegan Tribal Gaming
           Authority .......................................         7.125      08/15/14         1,540,200
  1,160 Station Casinos, Inc. ..............................         6.000      04/01/12         1,129,550
    175 Station Casinos, Inc. ..............................         6.875      03/01/16           161,219
    490 Station Casinos, Inc. ..............................         7.750      08/15/16           505,313
                                                                                              ------------
                                                                                                11,935,031
                                                                                              ------------
        HEALTH CARE  15.8%
  1,510 Community Health Systems, Inc. .....................         6.500      12/15/12         1,562,850
  1,845 DaVita, Inc. .......................................         6.625      03/15/13         1,854,225
  1,485 Fisher Scientific International,
           Inc .............................................         6.125      07/01/15         1,490,514
     97 Fresenius Medical Care Capital
           Trust II ........................................         7.875      02/01/08           984,550
    965 Fresenius Medical Care Capital
           Trust IV ........................................         7.875      06/15/11         1,018,075
    595 HCA, Inc. ..........................................         5.750      03/15/14           509,469
     70 HCA, Inc. ..........................................         6.250      02/15/13            63,788
     35 HCA, Inc. ..........................................         6.300      10/01/12            32,812
    895 HCA, Inc. ..........................................         6.375      01/15/15           766,344
    882 HCA, Inc. ..........................................         8.750      09/01/10           927,202
    165 Invacare Corp. (b) .................................         9.750      02/15/15           166,650
    735 Omnicare, Inc. .....................................         6.750      12/15/13           741,431
    750 Res-Care, Inc. .....................................         7.750      10/15/13           768,750


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

    575 Tenet Healthcare Corp. .............................         9.875      07/01/14           583,625
  1,405 Ventas Realty LP (REIT) ............................         6.750      06/01/10         1,450,663
                                                                                              ------------
                                                                                                12,920,948
                                                                                              ------------
        HOUSING  1.5%
  1,090 Interface, Inc. ....................................         9.500      02/01/14         1,190,825
                                                                                              ------------

        INFORMATION TECHNOLOGY  3.0%
  1,095 Freescale Semiconductor,
           Inc. (b) ........................................         8.875      12/15/14         1,101,844
  1,340 Iron Mountain, Inc. ................................         8.625      04/01/13         1,385,560
                                                                                              ------------
                                                                                                 2,487,404
                                                                                              ------------
        MANUFACTURING  4.8%
    390 Baldor Electric Co. ................................         8.625      02/15/17           414,375
  1,200 Case New Holland, Inc. .............................         7.125      03/01/14         1,254,000
    925 JohnsonDiversey, Inc., Ser B .......................         9.625      05/15/12           971,250
    764 Manitowoc Co., Inc. ................................        10.500      08/01/12           816,525
    540 Propex Fabrics, Inc. ...............................        10.000      12/01/12           473,850
                                                                                              ------------
                                                                                                 3,930,000
                                                                                              ------------
        METALS  3.6%
    245 Foundation, PA Coal Co. ............................         7.250      08/01/14           249,288
  1,950 Novelis, Inc. (Canada) .............................         7.250      02/15/15         2,071,875
    585 United States Steel Corp. ..........................         9.750      05/15/10           617,175
                                                                                              ------------
                                                                                                 2,938,338
                                                                                              ------------
        RETAIL  5.6%
    830 Brown Shoe Co., Inc. ...............................         8.750      05/01/12           883,950
  1,400 JC Penney Corp., Inc. ..............................         8.000      03/01/10         1,500,432
  2,150 Phillips-Van Heusen Corp. ..........................         7.250      02/15/11         2,209,125
                                                                                              ------------
                                                                                                 4,593,507
                                                                                              ------------
        SERVICES  3.4%
  2,210 Allied Waste North America, Inc. ...................         6.375      04/15/11         2,215,525
     45 Allied Waste North America, Inc. ...................         7.875      04/15/13            46,912
    115 ARAMARK Corp. (b) ..................................         8.500      02/01/15           120,175


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

     60 ARAMARK Corp. (b)(c) ...............................         8.860      02/01/15            61,950
    416 Aramark Services, Inc. .............................         5.000      06/01/12           375,440
                                                                                              ------------
                                                                                                 2,820,002
                                                                                              ------------
        TELECOMMUNICATIONS  8.2%
    861 Axtel, SA (Mexico) .................................        11.000      12/15/13           962,167
    500 Exodus Communications,
           Inc. (d)(e)(f) ..................................        11.250      07/01/08                 0
    290 Nordic Tel Co. Holdings
           (Denmark) (b) ...................................         8.875      05/01/16           311,750
  1,000 Qwest Corp. ........................................         7.875      09/01/11         1,067,500
  3,000 Qwest Corp. (c) ....................................         8.605      06/15/13         3,285,000
    940 Wind Acquisition Finance, SA
           (Luxembourg) (b) ................................        10.750      12/01/15         1,081,000
                                                                                              ------------
                                                                                                 6,707,417
                                                                                              ------------
        TRANSPORTATION  14.9%
  1,030 Arvin Meritor, Inc. ................................         8.750      03/01/12         1,068,625
    390 Asbury Automotive Group,
           Inc. (b) ........................................         7.625      03/15/17           392,925
  1,720 Ford Motor Credit Co. ..............................         5.800      01/12/09         1,687,925
    990 Ford Motor Credit Co. ..............................         7.250      10/25/11           963,099
  1,175 General Motors Acceptance
           Corp ............................................         4.375      12/10/07         1,160,375
  2,140 General Motors Acceptance
           Corp ............................................         6.875      09/15/11         2,144,098
    710 General Motors Corp. ...............................         7.125      07/15/13           665,625
  1,025 Petro Stopping Centers LP ..........................         9.000      02/15/12         1,060,875
  2,250 Sonic Automotive, Inc. Ser B .......................         8.625      08/15/13         2,351,250
    690 United Auto Group, Inc. (b) ........................         7.750      12/15/16           700,350
                                                                                              ------------
                                                                                                12,195,147
                                                                                              ------------
        UTILITY  9.4%
    850 AES Corp. ..........................................         7.750      03/01/14           896,750
     41 AES Corp. ..........................................         8.875      02/15/11            44,280


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

    127 AES Corp. ..........................................         9.375      09/15/10           138,747
    615 CMS Energy Corp. ...................................         6.300      02/01/12           624,225
    465 CMS Energy Corp. ...................................         7.500      01/15/09           479,531
    700 CMS Energy Corp. ...................................         8.500      04/15/11           764,750
  1,100 Colorado Interstate Gas Co. ........................         6.800      11/15/15         1,175,331
    465 IPALCO Enterprises, Inc. ...........................         8.375      11/14/08           482,438
    405 IPALCO Enterprises, Inc. ...........................         8.625      11/14/11           438,919
    552 Nevada Power Co. ...................................         9.000      08/15/13           598,320
    510 Nevada Power Co. Ser A .............................         8.250      06/01/11           563,357
    765 NRG Energy, Inc. ...................................         7.375      01/15/17           786,994
    484 PSEG Energy Holdings ...............................         8.625      02/15/08           495,495
    175 TXU Energy Co. .....................................         7.000      03/15/13           182,087
                                                                                              ------------
                                                                                                 7,671,224
                                                                                              ------------
        WIRELESS COMMUNICATIONS  5.3%
  1,425 American Tower Corp. ...............................         7.500      05/01/12         1,485,563
  1,775 Nextel Communications, Inc., Ser
           E ...............................................         6.875      10/31/13         1,820,186
  1,000 Rural Cellular Corp. ...............................         8.250      03/15/12         1,050,000
                                                                                              ------------
                                                                                                 4,355,749
                                                                                              ------------
        TOTAL CORPORATE BONDS  163.7% ...................... ...........................       133,912,740
                                                                                              ------------

 EQUITIES  0.9%
 DecisionOne Corp. (5,483 Common Shares) (f)(g) ........................................                 0
 HCI Direct, Inc., Class 1 (60,714 Common Shares) (f)(g) ...............................           728,568
 Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (f)(g) ..................                 0
 VS Holdings, Inc. (20,207 Common Shares) (f)(g) .......................................                 0
 XO Holdings, Inc. (681 Common Shares) (g) .............................................             3,494
 XO Holdings, Inc., Ser A (1,364 Common Stock Warrants, expiring 01/16/10) (g) .........             1,228
 XO Holdings, Inc., Ser B (1,022 Common Stock Warrants, expiring 01/16/10) (g) .........               531
 XO Holdings, Inc., Ser C (1,022 Common Stock Warrants, expiring 01/16/10) (g) .........               255
                                                                                              ------------

 TOTAL EQUITIES ........................................................................           734,076
                                                                                              ------------

 TOTAL LONG-TERM INVESTMENTS  164.6%
   (Cost $134,546,544) .................................................................       134,646,816


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

REPURCHASE AGREEMENTS  16.1%
Citigroup Global Markets, Inc. ($3,477,728 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.30%, dated 03/30/07, to be sold on 04/02/07 at $3,479,264) ......................           3,477,728
State Street Bank & Trust Co. ($9,729,272 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.13%, dated 03/30/07, to be sold on 04/02/07 at $9,733,431) ......................           9,729,272
                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $13,207,000)..................................................................          13,207,000
                                                                                              ------------

TOTAL INVESTMENTS  180.7%
  (Cost $147,753,544).................................................................         147,853,816

LIABILITIES IN EXCESS OF OTHER ASSETS  (80.7%)........................................            (477,248)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (80.2%)...........................         (65,575,017)
                                                                                              ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%........................................        $ 81,801,551
                                                                                              ============


Percentages are calculated as a percentage of net assets applicable to common shares

(a) Payment-in-kind security.
(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(c)  Floating Rate Coupon
(d)  Non-income producing as security is in default.
(e)  This borrower has filed for protection in federal bankruptcy court.
(f) Market value is determined in accordance with procedures established in good faith by the Board of Directors.
(g)  Non-income producing security

REIT - Real Estate Investment Trust

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen High Income Trust II

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 22, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 22, 2007